Consolidated Statement of Changes in Stockholders' Equity(Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of in Stockholders' Equity [Abstract]
Cash Dividends at per share	$ 0.88	$ 0.88	$ 0.88